(Loss)/Earnings Per Share (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Earnings Loss Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,093,402	2,166,738	756,864	425,900